Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Non Current Liabilities [Abstract]
Schedule Of Other Long Term Liabilities Explanatory

€million	2025	2024
Long-term financial liabilities	35	18
Payments received in advance	—	23

Total	35	41